Regulatory Matters (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Classification	Dec. 31, 2020 USD ($)
Regulatory Matters [Abstract]
Number of classifications of prompt corrective action regulations | Classification	5
Tier 1 capital (to average assets) [Abstract]
Minimum assets SBHCP requires	$ 12,747
Bank [Member]
Tier 1 capital (to average assets) [Abstract]
Actual Amount	$ 126,201	$ 120,989
Actual Ratio	0.103	0.107
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 104,387	$ 90,407
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.085	0.080